Loss per Share and Series A, B and C Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2014
01-January-14	7,500,000
Series C warrants issued with $25,000 offering	46,000,000
Cashless Warrants exercised	(11,541,317)
31-December-14	41,958,683
Series A Warrants [Member]
01-January-14	5,000,000
Series C warrants issued with $25,000 offering	0
Cashless Warrants exercised	0
31-December-14	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.60
Series B Warrants [Member]
01-January-14	2,500,000
Series C warrants issued with $25,000 offering	0
Cashless Warrants exercised	(1,509,187)
31-December-14	990,813
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.60
Series C Warrants [Member]
Series C warrants issued with $25,000 offering	46,000,000
Cashless Warrants exercised	(10,032,130)
31-December-14	35,967,870
Warrants Issued Exercise Price	1.42